Average Annual Total Returns - Class D Shares - Janus Henderson Value Plus Income Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 1 Year	Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 5 Years	Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	18.42%	6.08%	8.25%	Jul. 30, 2010	16.35%	4.44%	6.34%	Jul. 30, 2010	11.45%	4.30%	6.04%	Jul. 30, 2010	26.54%	8.29%	12.41%	8.72%	3.05%	3.29%	15.85%	5.33%	7.08%